OTHER ASSETS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Other Assets Details
Prepaid Consulting	$ 1,048,952	$ 71,689
Prepaid GuarantyCosts	0	8,826
Total Other Current Assets	$ 1,048,952	$ 80,515